Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Gross exposure	kr 347.5	kr 337.4
Central governments
Risk information
Gross exposure	63.9	73.4
Regional governments
Risk information
Gross exposure	12.3	8.8
Multilateral development banks
Risk information
Gross exposure	2.8
Public sector entity
Risk information
Gross exposure	4.0	0.6
Financial institutions
Risk information
Gross exposure	43.2	33.0
Corporates
Risk information
Gross exposure	221.3	221.6
Middle East/ Africa/Turkey
Risk information
Gross exposure	27.0	25.9
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	4.2	2.8
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.7	1.7
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	21.1	21.4
Asia excl. Japan
Risk information
Gross exposure	16.1	20.3
Asia excl. Japan | Central governments
Risk information
Gross exposure	4.8	5.3
Asia excl. Japan | Financial institutions
Risk information
Gross exposure	2.7	2.4
Asia excl. Japan | Corporates
Risk information
Gross exposure	8.6	12.6
Japan
Risk information
Gross exposure	4.8	5.7
Japan | Central governments
Risk information
Gross exposure	2.8	4.0
Japan | Financial institutions
Risk information
Gross exposure	0.6	0.5
Japan | Corporates
Risk information
Gross exposure	1.4	1.2
North America
Risk information
Gross exposure	72.1	61.1
North America | Central governments
Risk information
Gross exposure	1.3	1.9
North America | Financial institutions
Risk information
Gross exposure	5.7	6.2
North America | Corporates
Risk information
Gross exposure	65.1	53.0
Oceania
Risk information
Gross exposure	0.9	1.1
Oceania | Financial institutions
Risk information
Gross exposure	0.9	1.1
Latin America
Risk information
Gross exposure	49.8	53.7
Latin America | Central governments
Risk information
Gross exposure	42.2	43.7
Latin America | Financial institutions
Risk information
Gross exposure		0.4
Latin America | Corporates
Risk information
Gross exposure	7.6	9.6
Sweden
Risk information
Gross exposure	115.8	109.6
Sweden | Central governments
Risk information
Gross exposure	3.0	7.1
Sweden | Regional governments
Risk information
Gross exposure	10.5	7.0
Sweden | Financial institutions
Risk information
Gross exposure	19.7	12.3
Sweden | Corporates
Risk information
Gross exposure	82.6	83.2
West European countries excl. Sweden
Risk information
Gross exposure	57.2	55.1
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	5.6	8.6
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	0.1	0.1
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	2.8
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure	4.0	0.6
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	13.4	9.8
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	31.3	36.0
Central-East European countries
Risk information
Gross exposure	3.8	4.9
Central-East European countries | Financial institutions
Risk information
Gross exposure	0.2	0.3
Central-East European countries | Corporates
Risk information
Gross exposure	kr 3.6	kr 4.6